Fees Summary	Aug. 14, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form S-3 (No. 333-269452) filed by NewtekOne, Inc. on July 21, 2023 and declared effective on July 27, 2023. The maximum aggregate offering amount of the offering is $53,750,000.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 25.00
Narrative - Max Aggregate Offering Amount | shares	2,150,000
Final Prospectus	true